Director's Loans - Schedule of Borrowings (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Borrowings [abstract]
Current portion		$ 390,243
Non-current portion	763,544	940,257
Total	$ 763,544	$ 1,330,500	$ 1,234,849